CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES (Note 15)
General and administration	$ 4,673	$ 5,280
Exploration and evaluation	794	787
Investor relations and marketing communications	1,540	1,279
Corporate development and due diligence	783	708
Impairment of non-current assets (Note 6(c))	11,955	1,545
Loss from operational activities	(19,745)	(9,599)
OTHER ITEMS
Gain on disposal of asset	0	(7,280)
Interest and other income	(1,178)	(941)
Investments fair value loss	13	0
Foreign exchange (gain)/loss	(263)	127
Other expenses	132	108
Provision for reclamation estimate recovery	0	(1,021)
Fair value loss on Silver Stream liability (Note 11)	119	7,124
Fair value gain on PC Gold Option (Note 7)	(602)	(640)
Loss before income taxes	(17,966)	(7,076)
Deferred income tax recovery	2,047	1,575
Equity gain/(loss) of equity accounted investments (Note 7,8,9)	605	(1,536)
Net loss for the period	(15,314)	(7,036)
Items that will not be reclassified to net loss:
Investments fair value loss	845	78
Items that are or may be reclassified to net loss:
Currency translation adjustment of foreign subsidiaries	0	(146)
Other comprehensive loss	(845)	(224)
Net loss and other comprehensive loss for the period	$ (16,159)	$ (7,260)
Loss per share
Basic and Diluted	$ (0.02)	$ (0.01)
Weighted average number of shares outstanding
Basic	971,527,681	826,998,665
Diluted	975,774,511	826,998,665